Taxes - Reconciliation of tax rates (Details)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Taxes
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax holiday	(27.49%)	(25.34%)	(25.04%)
Favorable tax rate impact		0.58%	0.04%
Favorable tax rate impact	(1.46%)
Permanent difference	0.00%	0.26%	0.00%
Changes of deferred tax assets valuation allowances	5.27%	0.48%	0.23%
Non-PRC entities not subject to PRC income tax	2.84%	(13.48%)	0.05%
Total	4.16%	(12.50%)	0.28%